additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 550	$ 502
Redemptions, repayments or payments	(2,259)	(2,063)
Other	2,314	2,111
Ending	605	550
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	697	748
Other	(697)	(748)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	550	502
Redemptions, repayments or payments	(1,562)	(1,315)
Other	1,617	1,363
Ending	605	550
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	104	104
Issued or received	1,040	607
Redemptions, repayments or payments	(263)	(609)
Foreign exchange movement	41
Other		2
Ending	922	104
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings - liability (asset)
Changes in liabilities arising from financing activities
Issued or received	63
Redemptions, repayments or payments	(15)
Foreign exchange movement	(46)
Ending	2
Short-term borrowings including Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings - liability (asset)
Changes in liabilities arising from financing activities
Beginning	104	104
Issued or received	1,103	607
Redemptions, repayments or payments	(278)	(609)
Foreign exchange movement	(5)
Other		2
Ending	924	104
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	27,362	24,957
Issued or received	9,832	15,207
Redemptions, repayments or payments	(10,195)	(13,674)
Foreign exchange movement	215	(25)
Other	1,572	897
Ending	28,786	27,362
Long-term debt
Changes in liabilities arising from financing activities
Beginning	27,362	24,957
Issued or received	6,455	9,223
Redemptions, repayments or payments	(6,818)	(7,690)
Foreign exchange movement	215	(25)
Other	1,572	897
Ending	28,786	27,362
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	20,301	18,660
Issued or received	2,500	2,250
Redemptions, repayments or payments	(1,100)	(500)
Foreign exchange movement	378	(104)
Other	(2)	(5)
Ending	22,077	20,301
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,021	1,458
Issued or received	3,601	5,502
Redemptions, repayments or payments	(3,300)	(5,929)
Foreign exchange movement	82	(10)
Ending	1,404	1,021
TELUS Corporation credit facilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,144	1,145
Redemptions, repayments or payments	(1,144)
Other		(1)
Ending		1,144
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	200	199
Other		1
Ending	200	200
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,781	914
Issued or received	354	1,471
Redemptions, repayments or payments	(587)	(548)
Foreign exchange movement	152	(60)
Other	3	4
Ending	1,703	1,781
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	288	321
Redemptions, repayments or payments	(70)	(182)
Other	370	149
Ending	588	288
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	2,614	2,340
Redemptions, repayments or payments	(661)	(538)
Foreign exchange movement	24	15
Other	905	797
Ending	2,882	2,614
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	13	(80)
Issued or received	3,377	5,984
Redemptions, repayments or payments	(3,333)	(5,977)
Foreign exchange movement	(421)	134
Other	296	(48)
Ending	(68)	13
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(3,377)	(5,984)
Redemptions, repayments or payments	$ 3,377	$ 5,984